Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 19,508	$ 8,186
Accounts receivable, net (notes 6 and 19(c))	82,399	46,806
Contract assets (note 19(c))	10,673	21,572
Inventories	13,391	4,754
Prepaid expenses and deposits (note 7)	3,736	1,898
Assets held for sale (notes 8 and 16(a))	672	5,642
Total current assets	130,379	88,858
Property, plant and equipment, net of accumulated depreciation $248,885 (2017 – $220,320) (note 9)	528,157	278,648
Other assets (note 10)	10,204	5,599
Investments in affiliates and joint ventures (note 13(a))	11,788	0
Deferred tax assets (note 11)	9,272	10,539
Total Assets	689,800	383,644
Current liabilities
Accounts payable	63,460	35,191
Accrued liabilities (note 12)	19,157	12,434
Contract liabilities (note 19(c))	4,032	824
Current portion of long term debt (note 14(a))	29,996	0
Current portion of capital lease obligations (note 15)	32,250	29,136
Total current liabilities	148,895	77,585
Long term debt (note 14(a))	265,962	70,065
Capital lease obligations (note 15)	54,318	37,833
Other long term obligations (note 17(a))	25,623	14,080
Deferred tax liabilities (note 11)	44,787	38,157
Total Liabilities	539,585	237,720
Shareholders' Equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2018 - 27,088,816 (December 31, 2017 – 28,070,150)) (note 18(a))	221,773	231,020
Treasury shares (December 31, 2018 - 2,084,611 (December 31, 2017 - 2,617,926)) (note 18(a))	(11,702)	(12,350)
Additional paid-in capital	53,567	54,416
Deficit	(113,917)	(127,162)
Shareholders' equity attributable to common shareholders	149,721	145,924
Noncontrolling interest (note 13(a))	494	0
Total Shareholders' Equity	150,215	145,924
Total Liabilities and Equity	689,800	383,644
Commitments (note 20)
Contingencies (note 27)